TRANSPARENT VALUE TRUST

SUPPLEMENT DATED JANUARY 31, 2011

TO THE PROSPECTUS DATED JANUARY 28, 2011

The following funds are currently being offered for sale:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

The following funds are not being offered for sale at this time:

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Each fund is a series of Transparent Value Trust.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.